                                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                         WASHINGTON, D.C. 20549

                                                       FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                                                               SAN ANTONIO, TX  78288

Name and Address of Agent for Service:                      CHRISTOPHER P. LAIA
                                                                                              USAA MUTUAL FUNDS TRUST
                                                                                              9800 FREDERICKSBURG ROAD
                                                                                              SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TREASURY MONEY MARKET TRUST - 3RD QUARTER REPORT - PERIOD ENDED
FEBRUARY 28, 2010

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USAA (R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TREASURY MONEY MARKET TRUST®
FEBRUARY 28, 2010

                                                                                                                                                                (Form N-Q)

48474 -0410                                                                                                   ©2010, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Treasury Money Market Trust
February 28, 2010 (unaudited)
Principal Amount (000)	Security			Value (000)

	U.S. TREASURY BILLS (33.0%)(c)
$10,000	0.05%, 3/18/2010					$10,000
15,000	0.10%, 6/17/2010					14,995
15,000	0.14%, 7/15/2010					14,992
10,000	0.07%, 4/08/2010					9,999
10,000	0.12%, 5/13/2010					9,998

	Total U.S. Treasury Bills (cost: $59,984)					59,984

	REPURCHASE AGREEMENTS (67.1%)
35,000	Barclays Bank plc, 0.10%, acquired 2/26/2010 and due on 3/01/2010 at $35,000 (collateralized by $35,108 of U.S. Treasury, 1.38%(a), due 3/15/2012; market value $35,700)					35,000
21,000	Credit Suisse First Boston, LLC, 0.09%, acquired 2/26/2010 and due 3/01/2010 at $21,000 (collateralized by $21,435 of U.S. Treasury, 2.25%(a), due 1/31/2015; market value $21,423)					21,000
32,000	Credit Suisse First Boston, LLC, 0.10%, acquired 2/26/2010 and due 3/01/2010 at $32,000 (collateralized by $31,610 of Government National Mortgage Assn. I(b), 4.50% - 5.50%, due 05/15/2033 - 12/15/2039; market value $32,640)					32,000
33,732	Deutsche Bank Securities, 0.10%, acquired 2/26/2010 and due 3/01/2010 at $33,732 (collateralized by $34,446 of U.S. Treasury, 1.13% - 1.38%(a), due 12/15/2012 - 1/15/2013; market value $34,407)					33,732

	Total Repurchase Agreements (cost: $121,732)					121,732

	Total Investments (cost: $181,716)			$181,716

($ in 000s)	VALUATION HIERARCHY

Assets	(LEVEL 1) Quoted Prices in Active Markets for Identical Assets	(LEVEL 2) Other Significant Observable Inputs	(LEVEL 3) Significant Unobservable Inputs		Total
U.S. TREASURY BILLS	$—	$59,984	$—		$59,984
REPURCHASE AGREEMENTS	—	121,732	—		121,732
Total	$—	$181,716	$—		$181,716

  1 |  USAA Treasury Money Market Trust

NOTES TO PORTFOLIO
OF INVESTMENTS

February 28, 2010 (unaudited)
GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Treasury Money Market Trust (the Fund), which is classified as diversified under the 1940 Act.

A. Security valuation – The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost, which approximates market value.

3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust’s Board of Trustees.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

Notes to Portfolio of Investments |  2

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special “tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement.  Repurchase agreements are subject to credit risk, and the Fund’s Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. Subsequent events - Events or transactions that occur after the quarterly report date, but before the quarterly report is issued, and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

E. New Accounting Pronouncement - In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3).  It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value.  The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.  The Manager is in the process of evaluating the impact of this guidance on the Fund’s financial statement disclosures.

F. As of February 28, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $181,605,000 at February 28, 2010, and, in total, may not equal 100%.  A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a)	Rates for U.S. Treasury notes represent the stated coupon payment rate at time of issuance.
(b)	Mortgage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government.

  3 |  USAA Treasury Money Market Trust

(c)	Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.

  Notes to Portfolio of Investments |  4

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    04/29/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/29/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/29/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.